Notes Payable (Details Narrative 1) (Convertible Related Party Notes Payable #1, USD $)	Nov. 30, 2013
Convertible Related Party Notes Payable #1
Convertible promissory note related party	$ 235,025
Interest rate of note	6.00%
Per share conversion rate of note	$ 0.20
Interest accrued on promissory notes	$ 65,833